31. Segment information (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net operating revenue	R$ 51,253	R$ 28,838	R$ 26,490
Exito group [member]
Disclosure of operating segments [line items]
Net operating revenue	22,034	2,151
Brazil [member]
Disclosure of operating segments [line items]
Net operating revenue	29,219	26,687	26,490
Retail [member]
Disclosure of operating segments [line items]
Net operating revenue	29,170	26,654	26,490
Others Business [member]
Disclosure of operating segments [line items]
Net operating revenue	49	33
Colombia [member]
Disclosure of operating segments [line items]
Net operating revenue	17,062	1,694
Uruguay [member]
Disclosure of operating segments [line items]
Net operating revenue	3,746	350
Argentina [member]
Disclosure of operating segments [line items]
Net operating revenue	R$ 1,226	R$ 107